UCM Short Duration Fund
UCM Short Duration Fund -- Institutional Shares and Investor Shares
Investment Objective
The UCM Short Duration Fund (the "Fund") seeks to provide a high level of current income that is consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees UCM Short Duration Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UCM Short Duration Fund		Institutional Shares	Investor Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		3.92%	7.47%
Total Annual Fund Operating Expenses		4.27%	8.07%
Fee Reduction and/or Expense Reimbursement	[1]	(3.67%)	(7.22%)
Net Annual Fund Operating Expenses		0.60%	0.85%
[1]	UCM Partners, L.P. (the "Adviser") has contractually agreed to reduce a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.60% and 0.85%, respectively, through March 31, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees reduced and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee reduction or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example UCM Short Duration Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	61	959	1,871	4,208
Investor Shares	87	1,717	3,248	6,683

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From the date of the Fund's inception, December 23, 2010, through the end of the Fund's fiscal year, November 30, 2011, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in investment-grade debt securities of domestic entities. Investment-grade debt securities are those rated in one of the four highest rating categories by a nationally recognized statistical rating organization. An unrated debt security may be treated as investment grade. The Fund may hold securities that are downgraded to non-investment grade and would no longer qualify for initial investment. Under normal circumstances, the Fund expects to maintain a weighted average portfolio duration of up to 3 years. The Fund defines duration as effective duration which is the interest rate sensitivity of projected cash flows from Fund securities, adjusted for amortization, prepayments, and expected calls and puts. The Fund believes that effective duration provides the most accurate estimation of the Fund's interest rate sensitivity.

Debt securities may include all fixed-income securities (both fixed and floating-rate securities), U.S. Government securities, municipal securities, special purpose entities (such as asset-backed or mortgage-backed security issuers), zero coupon securities, money market securities and repurchase agreements. U.S. Government securities include U.S. Treasury bills, notes and other obligations that are issued by or guaranteed as to interest and principal by the U.S. Government or by agencies or instrumentalities of the U.S. Government. U.S. Government securities also include the mortgage-related securities issued by: (1) the Government National Mortgage Association and the Small Business Administration, which are supported by the full faith and credit of the U.S. Government; and (2) Fannie Mae and Freddie Mac, which are supported by the issuers' right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers and the U.S. Treasury's commitment to purchase preferred stock to ensure the issuers' positive net worth through at least 2012.

The Adviser will allocate the Fund's assets across different market sectors and different maturities based on its view of the relative value of each sector or maturity. The Fund may purchase and sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Commercial Mortgage-Backed Securities Risk. Commercial Mortgage-Backed Securities ("CMBS") include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund may invest in a variety of mortgage-related and other asset-backed securities which are subject to interest rate risk, extension risk and prepayment risk.

Repurchase Agreement Risk. Repurchase agreement risk is the risk the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

U.S. Government Securities Risk. The Fund may invest in U.S. Government securities which may be backed by the U.S. Department of the Treasury or the full faith and credit of the United States. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Performance Information

The following chart illustrates the Institutional Shares' returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception compare to the Barclays Capital 1-3 Year Government Index. Updated performance information is available by calling (877) 828-8210 (toll free).

 Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Return as of December 31

During the period shown, the highest return for a quarter was 1.39% for the quarter ended March 31, 2011, and the lowest return was 0.53% for the quarter ended December 31, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns UCM Short Duration Fund	Label	1 Year	Since Inception 12/23/10
Institutional Shares	Return Before Taxes	4.20%	4.43%
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	3.17%	3.42%
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.72%	3.19%
Investor Shares	Return Before Taxes	3.85%	4.09%
Barclays Capital 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)	1.56%	1.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").